Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Bond Fund, Inc.
Entity Central Index Key	0000225635
Document Period End Date	Jun. 30, 2024
C000032428 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MAYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  High-yield municipal bonds gained ground during the reporting period, with price appreciation augmenting the contribution from income.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Longer-duration securities with maturities of 20 years and longer made the largest contribution, with a significant portion of the positive return coming from bonds having maturities of 25 years and above. (Duration is a measure of interest rate sensitivity). In terms of credit tiers, the strongest absolute returns came from not rated and BB rated bonds, respectively. Other industries and tax-backed states were the top contributors at the sector level. Among individual securities, Puerto Rico Commonwealth contingent value instruments and Port Beaumont Navigation District of Jefferson County, TX were the top performing bonds. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, certain individual securities lost ground due to issuer-specific developments. For instance, the bonds of the industrial wood-pellet supplier Enviva, Inc. slid in price after the issuer filed for Chapter 11 bankruptcy. In addition, the bonds of Puerto Rico Electric Power Authority declined as bankruptcy hearing proceedings continued to cloud the outcome for bondholder recovery.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	9.64%	2.28%	4.12%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal High Yield Bond Index	8.90	3.00	4.66
High Yield Customized Reference Benchmark	7.06	2.43	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,644,901,083
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 7,095,681
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,644,901,083
Number of Portfolio Holdings	700
Net Investment Advisory Fees	$7,095,681
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	19.4%
Corporate	16.1
Transportation	13.1
Education	12.9
Health	12.6
County/City/Special District/School District	11.1
Utilities	5.2
Housing	4.8
Tobacco	4.0
Other*	0.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	11.7
A	10.5
BBB/Baa	8.8
BB/Ba	9.4
B	1.9
N/R(d)	57.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000032425 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MDYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  High-yield municipal bonds gained ground during the reporting period, with price appreciation augmenting the contribution from income.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Longer-duration securities with maturities of 20 years and longer made the largest contribution, with a significant portion of the positive return coming from bonds having maturities of 25 years and above. (Duration is a measure of interest rate sensitivity). In terms of credit tiers, the strongest absolute returns came from not rated and BB rated bonds, respectively. Other industries and tax-backed states were the top contributors at the sector level. Among individual securities, Puerto Rico Commonwealth contingent value instruments and Port Beaumont Navigation District of Jefferson County, TX were the top performing bonds. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, certain individual securities lost ground due to issuer-specific developments. For instance, the bonds of the industrial wood-pellet supplier Enviva, Inc. slid in price after the issuer filed for Chapter 11 bankruptcy. In addition, the bonds of Puerto Rico Electric Power Authority declined as bankruptcy hearing proceedings continued to cloud the outcome for bondholder recovery.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	9.38%	2.03%	3.86%
Investor A Shares (with sales charge)	4.73	1.14	3.41
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal High Yield Bond Index	8.90	3.00	4.66
High Yield Customized Reference Benchmark	7.06	2.43	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,644,901,083
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 7,095,681
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,644,901,083
Number of Portfolio Holdings	700
Net Investment Advisory Fees	$7,095,681
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	19.4%
Corporate	16.1
Transportation	13.1
Education	12.9
Health	12.6
County/City/Special District/School District	11.1
Utilities	5.2
Housing	4.8
Tobacco	4.0
Other*	0.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	11.7
A	10.5
BBB/Baa	8.8
BB/Ba	9.4
B	1.9
N/R(d)	57.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000032427 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Investor C Shares
Trading Symbol	MCYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$164	1.57%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  High-yield municipal bonds gained ground during the reporting period, with price appreciation augmenting the contribution from income.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Longer-duration securities with maturities of 20 years and longer made the largest contribution, with a significant portion of the positive return coming from bonds having maturities of 25 years and above. (Duration is a measure of interest rate sensitivity). In terms of credit tiers, the strongest absolute returns came from not rated and BB rated bonds, respectively. Other industries and tax-backed states were the top contributors at the sector level. Among individual securities, Puerto Rico Commonwealth contingent value instruments and Port Beaumont Navigation District of Jefferson County, TX were the top performing bonds. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, certain individual securities lost ground due to issuer-specific developments. For instance, the bonds of the industrial wood-pellet supplier Enviva, Inc. slid in price after the issuer filed for Chapter 11 bankruptcy. In addition, the bonds of Puerto Rico Electric Power Authority declined as bankruptcy hearing proceedings continued to cloud the outcome for bondholder recovery.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	8.67%	1.29%	3.25%
Investor C Shares (with sales charge)	7.67	1.29	3.25
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal High Yield Bond Index	8.90	3.00	4.66
High Yield Customized Reference Benchmark	7.06	2.43	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,644,901,083
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 7,095,681
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,644,901,083
Number of Portfolio Holdings	700
Net Investment Advisory Fees	$7,095,681
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	19.4%
Corporate	16.1
Transportation	13.1
Education	12.9
Health	12.6
County/City/Special District/School District	11.1
Utilities	5.2
Housing	4.8
Tobacco	4.0
Other*	0.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	11.7
A	10.5
BBB/Baa	8.8
BB/Ba	9.4
B	1.9
N/R(d)	57.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000199786 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Class K Shares
Trading Symbol	MKYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  High-yield municipal bonds gained ground during the reporting period, with price appreciation augmenting the contribution from income.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Longer-duration securities with maturities of 20 years and longer made the largest contribution, with a significant portion of the positive return coming from bonds having maturities of 25 years and above. (Duration is a measure of interest rate sensitivity). In terms of credit tiers, the strongest absolute returns came from not rated and BB rated bonds, respectively. Other industries and tax-backed states were the top contributors at the sector level. Among individual securities, Puerto Rico Commonwealth contingent value instruments and Port Beaumont Navigation District of Jefferson County, TX were the top performing bonds. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, certain individual securities lost ground due to issuer-specific developments. For instance, the bonds of the industrial wood-pellet supplier Enviva, Inc. slid in price after the issuer filed for Chapter 11 bankruptcy. In addition, the bonds of Puerto Rico Electric Power Authority declined as bankruptcy hearing proceedings continued to cloud the outcome for bondholder recovery.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	9.70%	2.33%	4.15%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal High Yield Bond Index	8.90	3.00	4.66
High Yield Customized Reference Benchmark	7.06	2.43	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,644,901,083
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 7,095,681
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,644,901,083
Number of Portfolio Holdings	700
Net Investment Advisory Fees	$7,095,681
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	19.4%
Corporate	16.1
Transportation	13.1
Education	12.9
Health	12.6
County/City/Special District/School District	11.1
Utilities	5.2
Housing	4.8
Tobacco	4.0
Other*	0.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	11.7
A	10.5
BBB/Baa	8.8
BB/Ba	9.4
B	1.9
N/R(d)	57.4
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006121 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MANLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in longer-duration securities (those with above-average interest rate sensitivity) performed well during the reporting period. At the sector level, corporate-backed securities (primarily pre-paid gas) provided the largest absolute returns, followed by transportation, tax-backed states, and utilities. In terms of credit tiers, AA and A rated securities were the strongest performers. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive performance for the broader market, few aspects of the Fund’s positioning detracted from absolute returns. With that said, there were a few BB and non-rated securities that became distressed during the reporting period. For example, the bonds of Michigan Finance Authority for Explore Academy—a charter school—fell sharply after the issuer deferred its interest payments.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.62%	0.86%	2.21%
Bloomberg Municipal Bond Index	3.21	1.16	2.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,420,334,025
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 31,854,084
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,420,334,025
Number of Portfolio Holdings	453
Net Investment Advisory Fees	$31,854,084
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.9%
State	18.0
Corporate	16.3
Utilities	10.8
County/City/Special District/School District	9.4
Health	9.2
Education	9.2
Housing	3.7
Tobacco	0.4
Other*	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	53.9
A	24.6
BBB/Baa	2.6
BB/Ba	1.5
B	0.1
N/R(d)	4.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000100249 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Service Shares
Trading Symbol	BNMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in longer-duration securities (those with above-average interest rate sensitivity) performed well during the reporting period. At the sector level, corporate-backed securities (primarily pre-paid gas) provided the largest absolute returns, followed by transportation, tax-backed states, and utilities. In terms of credit tiers, AA and A rated securities were the strongest performers. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive performance for the broader market, few aspects of the Fund’s positioning detracted from absolute returns. With that said, there were a few BB and non-rated securities that became distressed during the reporting period. For example, the bonds of Michigan Finance Authority for Explore Academy—a charter school—fell sharply after the issuer deferred its interest payments.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	3.36%	0.61%	1.98%
Bloomberg Municipal Bond Index	3.21	1.16	2.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,420,334,025
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 31,854,084
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,420,334,025
Number of Portfolio Holdings	453
Net Investment Advisory Fees	$31,854,084
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.9%
State	18.0
Corporate	16.3
Utilities	10.8
County/City/Special District/School District	9.4
Health	9.2
Education	9.2
Housing	3.7
Tobacco	0.4
Other*	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	53.9
A	24.6
BBB/Baa	2.6
BB/Ba	1.5
B	0.1
N/R(d)	4.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000006118 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MDNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in longer-duration securities (those with above-average interest rate sensitivity) performed well during the reporting period. At the sector level, corporate-backed securities (primarily pre-paid gas) provided the largest absolute returns, followed by transportation, tax-backed states, and utilities. In terms of credit tiers, AA and A rated securities were the strongest performers. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive performance for the broader market, few aspects of the Fund’s positioning detracted from absolute returns. With that said, there were a few BB and non-rated securities that became distressed during the reporting period. For example, the bonds of Michigan Finance Authority for Explore Academy—a charter school—fell sharply after the issuer deferred its interest payments.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.46%	0.63%	1.98%
Investor A Shares (with sales charge)	(0.94)	(0.24)	1.54
Bloomberg Municipal Bond Index	3.21	1.16	2.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,420,334,025
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 31,854,084
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,420,334,025
Number of Portfolio Holdings	453
Net Investment Advisory Fees	$31,854,084
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.9%
State	18.0
Corporate	16.3
Utilities	10.8
County/City/Special District/School District	9.4
Health	9.2
Education	9.2
Housing	3.7
Tobacco	0.4
Other*	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	53.9
A	24.6
BBB/Baa	2.6
BB/Ba	1.5
B	0.1
N/R(d)	4.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038033 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor C Shares
Trading Symbol	MFNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in longer-duration securities (those with above-average interest rate sensitivity) performed well during the reporting period. At the sector level, corporate-backed securities (primarily pre-paid gas) provided the largest absolute returns, followed by transportation, tax-backed states, and utilities. In terms of credit tiers, AA and A rated securities were the strongest performers. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive performance for the broader market, few aspects of the Fund’s positioning detracted from absolute returns. With that said, there were a few BB and non-rated securities that became distressed during the reporting period. For example, the bonds of Michigan Finance Authority for Explore Academy—a charter school—fell sharply after the issuer deferred its interest payments.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.59%	(0.12)%	1.39%
Investor C Shares (with sales charge)	1.59	(0.12)	1.39
Bloomberg Municipal Bond Index	3.21	1.16	2.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,420,334,025
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 31,854,084
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,420,334,025
Number of Portfolio Holdings	453
Net Investment Advisory Fees	$31,854,084
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.9%
State	18.0
Corporate	16.3
Utilities	10.8
County/City/Special District/School District	9.4
Health	9.2
Education	9.2
Housing	3.7
Tobacco	0.4
Other*	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	53.9
A	24.6
BBB/Baa	2.6
BB/Ba	1.5
B	0.1
N/R(d)	4.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000100250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Class K Shares
Trading Symbol	BNMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with income playing the largest role in total returns.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in longer-duration securities (those with above-average interest rate sensitivity) performed well during the reporting period. At the sector level, corporate-backed securities (primarily pre-paid gas) provided the largest absolute returns, followed by transportation, tax-backed states, and utilities. In terms of credit tiers, AA and A rated securities were the strongest performers. The Fund’s cash position had no material effect on performance.
What detracted from performance?
At a time of positive performance for the broader market, few aspects of the Fund’s positioning detracted from absolute returns. With that said, there were a few BB and non-rated securities that became distressed during the reporting period. For example, the bonds of Michigan Finance Authority for Explore Academy—a charter school—fell sharply after the issuer deferred its interest payments.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.67%	0.91%	2.27%
Bloomberg Municipal Bond Index	3.21	1.16	2.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,420,334,025
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 31,854,084
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,420,334,025
Number of Portfolio Holdings	453
Net Investment Advisory Fees	$31,854,084
Portfolio Turnover Rate	58%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	22.9%
State	18.0
Corporate	16.3
Utilities	10.8
County/City/Special District/School District	9.4
Health	9.2
Education	9.2
Housing	3.7
Tobacco	0.4
Other*	0.1
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.5%
AA/Aa	53.9
A	24.6
BBB/Baa	2.6
BB/Ba	1.5
B	0.1
N/R(d)	4.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006125 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short-Term Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MALMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short-Term Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal broader bond market gained ground during the reporting period, with income playing the largest role in total returns. Short-term municipals lagged relative to the market as a whole.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Yield was the largest contributor to the Fund’s performance. Positions in lower-rated bonds provided strong absolute returns and outpaced the broader investment-grade market. Yield curve positioning also added value, as did the Fund’s allocation to cash.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, a few individual securities lost ground due to the timing of the purchases.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.13%	1.01%	0.92%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal 1-5 Year Index	2.72	0.96	1.22
New Short-Term Customized Reference Benchmark	2.87	1.10	N/A
Short-Term Customized Reference Benchmark	2.98	1.07	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 470,417,947
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,271,655
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$470,417,947
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$1,271,655
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	31.2%
Health	14.6
State	13.6
County/City/Special District/School District	13.4
Transportation	9.6
Utilities	7.6
Housing	5.2
Education	4.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	4.6%
AA/Aa	30.1
A	54.7
BBB/Baa	8.4
N/R(d)	2.2
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038034 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short-Term Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MELMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short-Term Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal broader bond market gained ground during the reporting period, with income playing the largest role in total returns. Short-term municipals lagged relative to the market as a whole.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Yield was the largest contributor to the Fund’s performance. Positions in lower-rated bonds provided strong absolute returns and outpaced the broader investment-grade market. Yield curve positioning also added value, as did the Fund’s allocation to cash.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, a few individual securities lost ground due to the timing of the purchases.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.88%	0.79%	0.68%
Investor A Shares (with sales charge)	0.77	0.17	0.37
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal 1-5 Year Index	2.72	0.96	1.22
New Short-Term Customized Reference Benchmark	2.87	1.10	N/A
Short-Term Customized Reference Benchmark	2.98	1.07	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective November 1, 2023, the Fund has changed the benchmarks against which it measures its performance from the Short-Term Customized Reference Benchmark to the New Short-Term Customized Reference Benchmark.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 470,417,947
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,271,655
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$470,417,947
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$1,271,655
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	31.2%
Health	14.6
State	13.6
County/City/Special District/School District	13.4
Transportation	9.6
Utilities	7.6
Housing	5.2
Education	4.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	4.6%
AA/Aa	30.1
A	54.7
BBB/Baa	8.4
N/R(d)	2.2
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000006122 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short-Term Municipal Fund
Class Name	Investor A1 Shares
Trading Symbol	MDLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short-Term Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal broader bond market gained ground during the reporting period, with income playing the largest role in total returns. Short-term municipals lagged relative to the market as a whole.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Yield was the largest contributor to the Fund’s performance. Positions in lower-rated bonds provided strong absolute returns and outpaced the broader investment-grade market. Yield curve positioning also added value, as did the Fund’s allocation to cash.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, a few individual securities lost ground due to the timing of the purchases.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	4.03%	0.90%	0.81%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal 1-5 Year Index	2.72	0.96	1.22
New Short-Term Customized Reference Benchmark	2.87	1.10	N/A
Short-Term Customized Reference Benchmark	2.98	1.07	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective November 1, 2023, the Fund has changed the benchmarks against which it measures its performance from the Short-Term Customized Reference Benchmark to the New Short-Term Customized Reference Benchmark.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 470,417,947
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,271,655
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$470,417,947
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$1,271,655
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	31.2%
Health	14.6
State	13.6
County/City/Special District/School District	13.4
Transportation	9.6
Utilities	7.6
Housing	5.2
Education	4.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	4.6%
AA/Aa	30.1
A	54.7
BBB/Baa	8.4
N/R(d)	2.2
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000006124 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short-Term Municipal Fund
Class Name	Investor C Shares
Trading Symbol	MFLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short-Term Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal broader bond market gained ground during the reporting period, with income playing the largest role in total returns. Short-term municipals lagged relative to the market as a whole.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Yield was the largest contributor to the Fund’s performance. Positions in lower-rated bonds provided strong absolute returns and outpaced the broader investment-grade market. Yield curve positioning also added value, as did the Fund’s allocation to cash.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, a few individual securities lost ground due to the timing of the purchases.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.01%	0.00%	0.05%
Investor C Shares (with sales charge)	2.01	0.00	0.05
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal 1-5 Year Index	2.72	0.96	1.22
New Short-Term Customized Reference Benchmark	2.87	1.10	N/A
Short-Term Customized Reference Benchmark	2.98	1.07	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective November 1, 2023, the Fund has changed the benchmarks against which it measures its performance from the Short-Term Customized Reference Benchmark to the New Short-Term Customized Reference Benchmark.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 470,417,947
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,271,655
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$470,417,947
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$1,271,655
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	31.2%
Health	14.6
State	13.6
County/City/Special District/School District	13.4
Transportation	9.6
Utilities	7.6
Housing	5.2
Education	4.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	4.6%
AA/Aa	30.1
A	54.7
BBB/Baa	8.4
N/R(d)	2.2
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038035 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short-Term Municipal Fund
Class Name	Class K Shares
Trading Symbol	MPLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short-Term Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal broader bond market gained ground during the reporting period, with income playing the largest role in total returns. Short-term municipals lagged relative to the market as a whole.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market from November 2023 onward.
  Municipal bonds were well supported by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Yield was the largest contributor to the Fund’s performance. Positions in lower-rated bonds provided strong absolute returns and outpaced the broader investment-grade market. Yield curve positioning also added value, as did the Fund’s allocation to cash.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted from absolute performance. With that said, a few individual securities lost ground due to the timing of the purchases.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	4.08%	1.06%	0.96%
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg Municipal 1-5 Year Index	2.72	0.96	1.22
New Short-Term Customized Reference Benchmark	2.87	1.10	N/A
Short-Term Customized Reference Benchmark	2.98	1.07	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective November 1, 2023, the Fund has changed the benchmarks against which it measures its performance from the Short-Term Customized Reference Benchmark to the New Short-Term Customized Reference Benchmark.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 470,417,947
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 1,271,655
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$470,417,947
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$1,271,655
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	31.2%
Health	14.6
State	13.6
County/City/Special District/School District	13.4
Transportation	9.6
Utilities	7.6
Housing	5.2
Education	4.8
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	4.6%
AA/Aa	30.1
A	54.7
BBB/Baa	8.4
N/R(d)	2.2
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.